Share-Based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Components of Share-based Compensation Expense

The components of share-based compensation expense follow:

	Three Months Ended		Six Months Ended
(MILLIONS OF DOLLARS)	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Stock option expense	$2	$—	$4	$—
RSU expense	1	—	2	—
Pfizer stock benefit plans—direct	17	6	25	12

Share-based compensation expense—direct	20	6	31	12
Share-based compensation expense—indirect	—	3	—	5

Share-based compensation expense—total	$20	$9	$31	$17

The components of share-based compensation expense and the associated tax benefit follow:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Stock option expense	$13	$8	$7
RSU expense	12	10	8
TSRU/PSA expense	3	1	1

Share-based compensation expense—direct	28	19	16
Share-based compensation expense—allocated	5	6	6

Share-based compensation expense—total	33	25	22
Tax benefit for share-based compensation expense	(10)	(6)	(7)

Share-based compensation expense, net of tax	$23	$19	$15

Share-based Payment Awards, Stock Options, Valuation Assumptions

The fair-value-based method for valuing each Zoetis stock option grant on the grant date uses the Black-Scholes-Merton option-pricing model, which incorporates a number of valuation assumptions noted in the following table, shown at their weighted-average values:

Six Months Ended
June 30, 2013
Expected dividend yield(a)	1.0%
Risk-free interest rate(b)	1.29%
Expected stock price volatility(c)	28.2%
Expected term(d) (years)	6.5

(a)	Determined using a constant dividend yield during the expected term of the Zoetis stock option.
(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(c)	Determined using implied volatility.
(d)	Determined using expected exercise and post-vesting termination patterns.

The fair-value-based method for valuing each Pfizer stock option grant on the grant date uses, for virtually all grants, the Black-Scholes-Merton option-pricing model, which incorporates a number of valuation assumptions noted in the following table, shown at their weighted average values:

	Year Ended December 31,
	2012	2011	2010
Expected dividend yield(a)	4.10%	4.14%	4.00%
Risk-free interest rate(b)	1.28%	2.59%	2.87%
Expected stock price volatility(c)	23.78%	25.55%	26.85%
Expected term(d) (years)	6.5	6.25	6.25

(a)	Determined using a constant dividend yield during the expected term of the Pfizer stock option.
(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(c)	Determined using implied volatility, after consideration of historical volatility for Pfizer stock.
(d)	Determined using historical exercise and post-vesting termination patterns.

Stock Option Activity

The following table provides an analysis of stock option activity for the six months ended June 30, 2013:

	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (MILLIONS)
Outstanding, December 31, 2012	—	$—
Granted	2,948,882	26.05
Forfeited	(25,894)	26.00

Outstanding, June 30, 2013	2,922,988	$26.05	9.6	$14

Exercisable, June 30, 2013	—	—	—	—

(a)	Market price of underlying Zoetis common stock less exercise price.

The following table summarizes data related to stock option activity:

(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	Six Months Ended/As of
June 30, 2013
Weighted-average grant date fair value per stock option	$7.02
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$16
Weighted-average period over which stock option compensation is expected to be recognized (years)	2.0

The Pfizer stock option activity for direct Zoetis employees under Pfizer plans follows:

	Shares (THOUSANDS)	Weighted-average Exercise Price Per Share	Weighted-average Remaining Contractual Term (YEARS)	Aggregate Intrinsic Value(a) (MILLIONS)
Outstanding, December 31, 2009	15,682	$28.47
Granted	2,723	17.61
Exercised	—	—
Forfeited	(6)	17.47
Canceled	(620)	32.39

Outstanding, December 31, 2010	17,779	26.67
Granted	3,196	18.97
Exercised	—	—
Forfeited	(11)	18.90
Canceled	(1,347)	41.60

Outstanding, December 31, 2011	19,617	24.40
Transferred(b)	2,481	24.40
Granted	4,023	21.07
Exercised	(1,382)	14.94
Forfeited	(5)	21.03
Canceled	(1,762)	36.66

Outstanding, December 31, 2012	22,972	$23.44	5.4	$80
Vested and expected to vest(c), December 31, 2012	22,440	$23.54	5.3	$77
Exercisable, December 31, 2012	12,329	$26.83	3.0	$19

(a)	Market price of underlying Pfizer common stock less exercise price.
(b)	Represents stock options outstanding as of December 31, 2011 for certain Pfizer employees transferred to Zoetis in 2012.
(c)	The number of options expected to vest takes into account an estimate of expected forfeitures.

Data related to Pfizer stock option activity for direct Zoetis employees under Pfizer plans follows:

	Year Ended/As of December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2012	2011	2010
Weighted average grant date fair value per stock option	$2.80	$3.15	$3.24
Aggregate intrinsic value on exercise	$11	$—	$—
Cash received upon exercise	$21	$—	$—
Tax benefits realized related to exercise	$6	$—	$—
Total compensation cost related to nonvested stock options not yet recognized, pretax	$8	$9	$8
Weighted average period in years over which stock option compensation cost is expected to be recognized	1.8	1.8	1.8

Restricted Stock Units (RSUs)

In general, the units vest after three years of continuous service from the grant date and the values determined using the fair-value-based method are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, general and administrative expenses, or Research and development expenses, as appropriate.

	Shares	Weighted-Average Grant Date Fair Value Per Share
Nonvested, December 31, 2012	—	$—
Granted	808,243	26.13
Forfeited	(7,226)	26.00

Nonvested, June 30, 2013	801,017	$26.13

The follow table provides data related to RSU activity:

Six Months Ended/As of
(MILLIONS OF DOLLARS)	June 30, 2013
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$19
Weighted-average period over which RSU cost is expected to be recognized (years)	2.6

The RSU activity for direct Zoetis employees under Pfizer plans follows:

	Shares (THOUSANDS)	Weighted- Average Grant Date Fair Value Per Share
Nonvested, December 31, 2009	1,486	$20.53
Granted	599	17.53
Vested	(489)	25.86
Reinvested dividend equivalents	61	17.92
Forfeited	(1)	18.42

Nonvested, December 31, 2010	1,656	17.79
Granted	699	18.83
Vested	(508)	22.91
Reinvested dividend equivalents	75	18.44
Forfeited	(1)	16.59

Nonvested, December 31, 2011	1,921	16.78
Transferred(a)	338	16.78
Granted	907	21.08
Vested	(733)	13.55
Reinvested dividend equivalents	91	22.81
Forfeited	(5)	20.55

Nonvested, December 31, 2012	2,519	$19.34

(a)	Represents nonvested restricted stock units as of December 31, 2011 for certain Pfizer employees transferred to Zoetis in 2012.

Data related to all RSU activity for direct Zoetis employees under Pfizer plans follows:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Total grant date fair-value-based amount of shares vested	$16	$12	$13
Total compensation cost related to nonvested RSU awards not yet recognized, pretax	$13	$12	$8
Weighted average period over which RSU cost is expected to be recognized (years)	1.9	1.9	1.9